Short-Term Investment	12 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENT

Note 5 — SHORT-TERM INVESTMENT

As of June 30, 2026 and 2025, the Group’s short-term investments are comprised of the following:

	As of June 30, 2026	As of June 30, 2025
Private investment fund	$-	$10,300,869

On April 1, 2025, the Group paid $10,200,000 in cash to invest in private investment fund of Right Time SPC. The principal investment objective of the fund is to pursue returns by investing primarily in loans. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the year ended June 30, 2025, the Group recognized a fair value gain of $100,869. As of June 30, 2025, the fair value of investments measured at net asset value was approximately $10,300,869. Subsequently in September and October 2025, the Group redeemed the investment and received net proceeds of $10,280,272 after deducting redemption fees and bank charges.